Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Impairment of Long-Lived Assets Held-for-use		$ 20.9	$ 16.6
Revenue Recognition
Cost in excess of billings	91.6	103.5	91.6
Billings in excess of cost	35.4	41.4	35.4
Research and development
Research and development		117.3	122.8	92.3
Goodwill and identifiable intangible assets
Goodwill planning period		6 years
Perpetual growth rate		3.00%
Impairment charges, related to trade names	11.0	0	11.0	60.7
Goodwill and intangible assets		6,350.0
Goodwill and intangible assets as a percentage of total assets		60.00%
Equity and cost method investments
Investments in and loans to equity method investees	12.2	12.9	12.2
Aggregate balance cost method investments	8.3	8.6	8.3
Insurance subsidiary
Reserve for policy claims	51.1	58.1	51.1
Minimum
Basis of presentation
Equity method investment, ownership percentage		20.00%
Goodwill and identifiable intangible assets
Discounted cash flows discount rate		11.00%
Maximum
Basis of presentation
Equity method investment, ownership percentage		50.00%
Goodwill and identifiable intangible assets
Discounted cash flows discount rate		12.00%
Other Current Liabilities
Insurance subsidiary
Reserve for policy claims	13.2	13.2	13.2
Other Noncurrent Liabilities
Insurance subsidiary
Reserve for policy claims	$ 37.9	$ 44.9	$ 37.9
Credit Concentration Risk
Trade receivables and concentration of credit risk
Customer receivable balances to total trade receivables		10.00%	10.00%
Number of customers	0	0	0